Investment in Securities	12 Months Ended
Mar. 31, 2024
Investments Schedule [Abstract]
Investment in Securities
9. Investment in Securities
Consolidated financial statements data have been changed since fiscal 2024. The amounts of Investment in Securities in the previous years have been retrospectively reclassified for this change. For further information, see Note 1 “Significant Accounting and Reporting Policies (aa) Reclassifications.”
Investment in securities as of March 31, 2023 and 2024 consists of the following:

	Millions of yen
	2023	2024
Equity securities *1	¥500,832	¥597,601
Trading debt securities	2,179	0
Available-for-sale debt securities	2,234,608	2,665,478
Held-to-maturity debt securities *2	114,759	0

Total	¥2,852,378	¥3,263,079

*1
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥161,244 million as of March 31, 2023 and 2024, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.

*2
During fiscal 2024, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 22 “Gains on Investment Securities and Dividends” and Note 23 “Income and Expenses Relating to Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of March 31, 2022, 2023 and 2024 were gains of ¥26,075 million, ¥18,065 million and ¥53,318 million for fiscal 2022, 2023 and 2024, respectively, which did not include net unrealized holding gains (losses) on both investment funds
, and others
above mentioned.
Equity securities include non-marketable equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2023 and 2024, and for fiscal 2023 and 2024.

	Millions of yen
	March 31, 2023			Fiscal Year ended March 31, 2023
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥67,820	¥(14,062)	¥1,742	¥(787)	¥1,360

	Millions of yen
	March 31, 2024			Fiscal Year ended March 31, 2024
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥96,714	¥(16,171)	¥2,201	¥(774)	¥1,185
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of March 31, 2022, 2023 and 2024 were gains of ¥213 million and losses of ¥469 million and ¥96 million for fiscal 2022, 2023 and 2024, respectively.
During fiscal 2022, 2023 and 2024, the Company and its subsidiaries sold available-for-sale debt securities for aggregate proceeds of ¥239,250 million, ¥323,773 million and ¥215,674 million, respectively, resulting in gross realized gains of ¥6,493 million, ¥7,757 million and ¥4,137 million, respectively, and gross realized losses of ¥1,236 million, ¥8,367 million and ¥11,090 million, respectively. The cost of the available-for-sale securities or the debt securities sold was based on the average cost of each issue of securities held at the time of the sale.
Certain subsidiaries elected the fair value option for certain investments in investment funds
, and others
included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2023 and 2024, these investments were fair valued at ¥18,544 million and ¥26,945 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2023 and 2024, these investments were fair valued at ¥237 million and ¥1,000 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2023 and 2024, these investments were fair valued at ¥6,605 million and ¥7,751 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities and held-to-maturity debt securities in each major security type as of March 31, 2023 and 2024 are as follows:
March 31, 2023

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥962,969	¥0	¥2,863	¥(164,537)	¥801,295
Japanese prefectural and foreign municipal bond securities	389,150	(144)	1,146	(20,906)	369,246
Corporate debt securities	851,525	0	6,270	(73,407)	784,388
CMBS and RMBS in the Americas	45,292	0	62	(2,181)	43,173
Other asset-backed securities and debt securities	239,922	0	5,735	(9,151)	236,506

	2,488,858	(144)	16,076	(270,182)	2,234,608

Held-to-maturity debt securities:
Japanese government bond securities and other	114,759	0	14,919	0	129,678

	¥2,603,617	¥(144)	¥30,995	¥(270,182)	¥2,364,286

March 31, 2024

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,299,025	¥0	¥11,526	¥(275,637)	¥1,034,914
Japanese prefectural and foreign municipal bond securities	425,426	(248)	2,623	(26,336)	401,465
Corporate debt securities	905,706	0	21,415	(82,542)	844,579
CMBS and RMBS in the Americas	88,586	0	929	(1,775)	87,740
Other asset-backed securities and debt securities	297,197	(386)	5,496	(5,527)	296,780

	¥3,015,940	¥(634)	¥41,989	¥(391,817)	¥2,665,478

The following table presents rollforwards of the allowance for credit losses for fiscal 2022, 2023 and 2024, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥120	¥0	¥120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	21	21

Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥132	¥21	¥153

	Millions of yen
	Fiscal Year ended March 31, 2023
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(21)	(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥144	¥0	¥144

	Millions of yen
	Fiscal Year ended March 31, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	24	21	45

Ending	¥248	¥386	¥634

The following tables provide information about available-for-sale debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and 2024, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	194,280	(19,542)	292,001	(21,050)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,371,327	¥(259,069)	¥1,743,954	¥(270,326)

March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	81,368	(573)	234,289	(26,011)	315,657	(26,584)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	46,950	(2,557)	52,382	(3,356)	99,332	(5,913)

	¥533,528	¥(25,087)	¥1,347,158	¥(367,364)	¥1,880,686	¥(392,451)

The following table provides information about available-for-sale debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and 2024, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	190,805	(19,398)	288,526	(20,906)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,367,852	¥(258,925)	¥1,740,479	¥(270,182)

March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	80,058	(488)	230,512	(25,848)	310,570	(26,336)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	45,517	(2,474)	51,812	(2,932)	97,329	(5,406)

	¥530,785	¥(24,919)	¥1,342,811	¥(366,777)	¥1,873,596	¥(391,696)

The number of investment securities that were in an unrealized loss position as of March 31, 2023 and 2024 were 1,208 and 1,126, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

As of March 31, 2023 and 2024, the amount of accrued revenues on available-for-sale
debt securities were ¥10,781 million and ¥13,960 million, respectively, which was included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2023 and 2024.
For available-for-sale debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.
Credit losses related to available-for-sale debt securities recognized for fiscal 2022 were resulting from Japanese other asset-backed securities and debt securities due to deterioration in the financial condition of the credit guarantor of the underlying receivables. Reversals of credit losses related to available-for-sale debt securities recognized for fiscal 2023 resulted from the redemption of Japanese other asset-backed and debt securities, as of March 31, 2023. Credit losses related to available-for-sale debt securities recognized for fiscal 2024 resulted from the respective deterioration of cash flows relating to foreign municipal bond securities and foreign other asset-backed securities and debt securities, as of March 31, 2024. The evaluation of credit losses with available-for-sale debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on available-for-sale debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale debt securities, the Company and its subsidiaries utilize all available information such as an issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.

The following is a summary of the contractual maturities of available-for-sale debt securities as of March 31, 2024:
Available-for-sale debt securities held as of March 31, 2024

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥114,190	¥114,074
Due after one to five years	347,324	351,997
Due after five to ten years	394,644	403,268
Due after ten years	2,159,782	1,796,139

	¥3,015,940	¥2,665,478

Debt securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.
Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.
Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥12,737 million, ¥19,906 million and ¥26,331 million for fiscal 2022, 2023 and 2024, respectively.
There were no available-for-sale debt securities accounted for as purchased credit deterioration financial assets acquired during fiscal 2023 and 2024.